Income Tax - Summary of Deferred Tax Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Text Block 1 [Abstract]
Deferred tax liability (asset)	$ 30	$ 24	$ 44
Deferred tax liabilities	51	48
Deferred tax assets	$ 21	$ 24